Accounts Receivable, Net - Balance of notes receivable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable Net [Abstract]
Notes receivable, gross	¥ 37,520	¥ 113,808
Allowance for credit losses	(19,294)	(4,994)
Notes receivable, net	¥ 18,226	¥ 108,814